Investments in Associates - Additional Information (Details) $ in Thousands							1 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 09, 2021 USD ($) $ / shares shares	May 27, 2021 $ / shares shares	Apr. 28, 2021 shares	Apr. 07, 2021 USD ($) shares	Apr. 07, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Disclosure of associates [line items]
Number of securities called by warrant (in shares) | shares	1			1
i-80 Gold
Disclosure of associates [line items]
Number of units acquired in private placement financing (in shares) | shares					9,274,384
Price per unit acquired in private placement financing (in dollars per share) | $ / shares						$ 2.60
Payments for private placement financing | $					$ 19,200
Private placement financing, number of common shares per unit (in shares) | shares					1
Private placement financing, number of common shares purchase warrant per unit (in shares) | shares					0.25
Securities called by warrant, price per share (in dollars per share) | $ / shares						$ 3.64
Payments for private placement financing, allocated to shares | $					$ 18,400
Payments for private placement financing, allocated to warrants | $					$ 800
Cash advances and loans made to related parties | $							$ 20,700
Cash receipts from repayment of advances and loans made to related parties | $							$ 1,500
Number of shares acquired (in shares) | shares		4,800,000	5,479,536
Purchase price per share (in dollars per share) | $ / shares		$ 2.62	$ 2.60
Non-controlling interest in acquiree recognised at acquisition date | $		$ 21,700
Proportion of ownership interest in associate								25.30%	25.50%
i-80 Gold | Common Stock
Disclosure of associates [line items]
Number of securities called by warrant (in shares) | shares					1
Sandbox
Disclosure of associates [line items]
Number of units acquired in private placement financing (in shares) | shares								6,155,912
Proportion of ownership interest in associate								34.40%	0.00%
Total consideration | $	$ 3,300							$ 3,300
Premier Gold Mines Limited
Disclosure of associates [line items]
Total consideration | $					$ 408,273	$ 408,273
Premier Gold Mines Limited | i-80 Gold
Disclosure of associates [line items]
Number of shares acquired in sale of royalty interest (in shares) | shares									41,287,362
Ownership interest in subsidiary									30.00%